Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

September 2, 2008

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.,

Washington, DC 20549

Re:	Steward Funds, Inc. ("Registrant")
File Nos. 002-28174; 811-01597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Registrant, that (i) the forms of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 88, which was filed on August 28, 2008, and (ii) the text of Post-Effective Amendment No. 88 was filed electronically on August 28, 2008.

If you have questions regarding this filing, please call the undersigned at 202-261-3496.

Sincerely,

/s/ Hoang T. Pham

Hoang T. Pham